Revenue Direct Financing Leases (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Apr. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) vessel	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Mar. 27, 2020 USD ($)	Jan. 07, 2020 USD ($)	Dec. 31, 2019 vessel
Property Subject to or Available for Operating Lease [Line Items]
Gain on commencement of sales-type lease		$ 0		$ 0	$ 44,943	$ 0
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year		16,400			16,400
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years		64,600			64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years		64,600			64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		64,400			64,400
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years		64,700			64,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter		522,300			522,300
FPSO
Property Subject to or Available for Operating Lease [Line Items]
Proceeds from Lease Payments	$ 67,000
Sales-type Lease, Net Investment in Lease		$ 14,800			$ 14,800		$ 81,900
Asset Retirement Obligation							$ 6,100
Gain on commencement of sales-type lease			$ 44,900
LNG Carriers [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels | vessel		3			3
WilPride And WilForce LNG Carriers [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels | vessel									2
Purchase Obligation And Deferred Hire Amounts								$ 260,000